Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the biographical information for Derek Young found in the "Portfolio Manager(s)" section on page 5.

Geoffrey Stein (portfolio manager) has managed the fund since June 2009.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

VAM-10-02 October 1, 2010
1.797978.111

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the biographical information for Derek Young found in the "Portfolio Manager(s)" section on page 5.

Geoffrey Stein (portfolio manager) has managed the fund since June 2009.

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 11.

Geoffrey Stein is manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

VAM-INV-10-02 October 1, 2010
1.917779.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Asset Manager: Growth Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

VAMG-10-01 October 1, 2010
1.797980.110

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset Manager: Growth Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

VAMG-INV-10-01 October 1, 2010
1.918619.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Investment Grade Bond Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

VIG-10-01 October 1, 2010
1.798000.109

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Investment Grade Bond Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

VIPIGB-INV-10-01 October 1, 2010
1.918639.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Money Market Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

VMM-10-01 October 1, 2010
1.798004.111

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Money Market Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

VMMKT-10-01 October 1, 2010
1.836599.110

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of VIP Investment Grade Bond Portfolio and VIP Money Market Portfolio.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Strategic Income Portfolio.

For VIP Money Market Portfolio, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP Money Market Portfolio, the following information supplements the information in the "Fund Holdings Information" section beginning on page 62.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

VINSCSC2B-10-02 October 1, 2010
1.869876.109

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of VIP Asset Manager Portfolio,VIP Asset Manager: Growth Portfolio and VIP Strategic Income Portfolio.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of VIP Investment Grade Bond Portfolio and VIP Money Market Portfolio.

For VIP Money Market Portfolio, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP Money Market Portfolio, the following information supplements the information in the "Fund Holdings Information" section beginning on page 62.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

VINVB-10-03 October 1, 2010
1.869875.110